UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

BNY Mellon Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2020

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon Investment Portfolios, MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2020

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Investment Portfolios, MidCap Stock Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2020 through June 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a positive end to 2019, investors were optimistic. Expectations for robust economic growth, accommodative policies from the U.S. Federal Reserve (the “Fed”) and healthy U.S. consumer spending helped support equity valuations in the U.S. well into January and February of 2020. However, the euphoria was short-lived, as concerns over the spread of COVID-19 began to roil markets. Early signs of market turmoil began in China and adjacent areas of the Pacific Rim, which were heavily affected by the virus early in 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. U.S. stocks began to show signs of volatility in March 2020 and posted historic losses during that month. Global central banks and governments worked to enact emergency stimulus measures to support their respective economies, and equity valuations began to rebound, trending upward in April, May and June 2020.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. When the threat posed by COVID-19 began to emerge, a flight-to-quality ensued and rates fell significantly. March 2020 brought extreme volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. Both actions worked to support bond valuations throughout April, May and June 2020.

We believe the near-term outlook for the U.S. will be challenging, as the country contends with the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2020 through June 30, 2020, as provided by Peter D. Goslin, CFA, Adam Logan, CFA, Chris Yao, CFA and Syed A. Zamil, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2020, BNY Mellon Investment Portfolios, MidCap Stock Portfolio Initial shares produced a total return of -16.36%, and its Service shares produced a total return of -16.45%.1 In comparison, the fund’s benchmark, the S&P MidCap 400® Index (the “Index”), produced a total return of -12.78% for the same period.2

Mid-cap stocks posted losses over the reporting period, amid a volatile environment brought on by the spread of COVID-19. The fund lagged the Index, primarily due to security selection shortfalls in the industrials, consumer discretionary and information technology sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded, common stocks of medium-sized, domestic companies in the aggregate, as represented by the Index. To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap companies.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines quantitative-modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the Index is a primary goal of the investment process.

The portfolio managers select stocks through a “bottom-up” structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary stock selection model that measures a diverse set of corporate characteristics to identify and rank stocks based on valuation, momentum, sentiment and earnings quality measures.

Next, the fund’s portfolio managers construct the portfolio through a risk-controlled process, focusing on stock selection, as opposed to making proactive decisions as to industry and sector exposure. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the fund’s benchmark. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

A Tale of Two Markets

Markets gave way to extreme risk aversion over the start of the review period, as the global scope of the COVID-19 pandemic, and its alarming humanitarian and economic implications, became apparent. Equity valuations in the U.S. remained robust throughout January and February 2020, while markets in areas that experienced the virus earlier, such as China, began to experience volatility closer to the start of the year. Financial markets also had to contend with a second major, exogenous shock in the form of an oil-price war between Saudi Arabia and Russia, which resulted in the oil price falling precipitously in

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

March 2020. The West Texas Intermediate May 2020 contract would later tumble into negative territory, as plunging demand for the commodity gave rise to shortages of storage capacity in the U.S. Central bank responses to the crisis ramped up dramatically, as financial markets became progressively more distressed. Governments were also proactive and launched an unprecedented array of fiscal initiatives that sought to offset the economic impact of widespread lockdown measures. Such action latterly provided some comfort, and indices began to rally towards the end of March 2020.

U.S. equities went on to stage a recovery during the second half of the reporting period. The unprecedented array of stimulus that was briskly deployed by central banks and governments globally helped to buoy investor confidence and support security valuations. Investors began to anticipate a move towards economic normalization as lockdown measures eased. Pullbacks did punctuate the rally and were typically driven by fears of rising infection rates, as was witnessed in the U.S. toward the end of June 2020. Geopolitics also weighed periodically, as the U.S. and China maintained their confrontational rhetoric across a range of issues including trade, technology and political change in Hong Kong.

According to the S&P family of indices, large-cap stocks generally outperformed their mid- and small-cap counterparts during the period.

Security Selections Drove Fund Performance

The fund’s performance compared to the Index was constrained by stock selection shortfalls across the industrials, consumer discretionary and information technology sectors. The industrials sector, particularly within the aerospace and defense and construction and engineering industries, was the primary driver of underperformance. The spread of COVID-19 drastically reduced demand for products and services from many of the companies in these market segments, negatively affecting stock prices. Within the consumer discretionary sector, the hotels, restaurants and leisure industry was the hardest hit. Valuations in this market segment were also harmed by the pandemic, as a widespread lockdown cancelled the majority of consumer demand for these businesses’ products. One restaurant, Domino’s Pizza, was among one of the top detractors for the period. A lack of exposure for most of the six months to the well-performing, pizza delivery company caused underperformance. The position was purchased later in the period. Negative security selection within the semiconductor and semiconductor equipment industry in the information technology sector also weighed on relative results. Also in technology, a position in office equipment company Xerox was among the leading detractors. Due to office closures and the trend toward working from home, investors became concerned that corporate clients would use Xerox’s products less. Elsewhere in the markets, a position in real estate company Weingarten Realty Investors also provided a headwind. The stock came under pressure, as concerns mounted over tenants’ ability to pay rent amid widespread lockdowns and growing unemployment. In addition, mortgage insurer MGIC Investment also saw its stock price slip, as investors worried about mortgage delinquencies.

The fund achieved better results in several other areas. Stock selection in the health care, real estate and consumer staples sectors was positive for results. A relative overweight to health care was also accretive. Health care companies were also among the top individual contributors to performance. Life science research company Bio-Rad Laboratories beat earnings expectations in May 2020, leading to substantial gains during the period. In

4

addition, biopharmaceutical company Incyte was among the leading contributors. The stock price moved higher during the period on news of trials of its prospective COVID-19 treatment. It also had a dermatology drug with positive data in phase three trials. We have since closed the position. Veeva Systems, which provides computing solutions for life sciences companies, was also a leading driver of positive results. The company reported better-than-expected earnings in May 2020. Elsewhere in the markets, networking equipment company Ciena displayed good earnings momentum and beat expectations for both quarters during the reporting period, pushing the stock price higher and providing another tailwind to returns.

A Disciplined Approach to Stock Picking

As of the reporting period’s end, our quantitative models have continued to identify what we believe are attractive investment opportunities across a broad spectrum of mid-cap companies and industry groups. Stock market volatility experienced during the period may have provided opportunities to purchase the stocks of companies ranked highly by our process. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that display then-currently-attractive valuations in our model. In addition, we continue to maintain a broadly diversified portfolio.

July 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through May 1, 2021, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The Index measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon Investment Adviser, Inc. fund.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, MidCap Stock Portfolio from January 1, 2020 to June 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2020

	Initial Shares	Service Shares
Expense paid per $1,000†	$4.02	$5.16
Ending value (after expenses)	$836.40	$835.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2020

	Initial Shares	Service Shares
Expense paid per $1,000†	$4.42	$5.67
Ending value (after expenses)	$1,020.49	$1,019.24

†Expenses are equal to the fund’s annualized expense ratio of .88% for Initial Shares and 1.13% for Service Shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Automobiles & Components - 2.4%
Adient	12,640	[a]	207,549
Dana	29,770		362,896
Gentex	74,870		1,929,400
Harley-Davidson	3,010		71,548
Thor Industries	3,490	[b]	371,790
			2,943,183
Banks - 5.9%
Associated Banc-Corp	17,690		241,999
Bank of Hawaii	1,910		117,293
Cathay General Bancorp	51,435		1,352,740
Comerica	3,170		120,777
Essent Group	16,040		581,771
First Citizens Bancshares, Cl. A	930		376,669
First Financial Bankshares	8,580		247,876
Fulton Financial	68,650		722,884
Home BancShares	5,120		78,746
International Bancshares	12,090		387,122
MGIC Investment	79,790		653,480
New York Community Bancorp	22,720		231,744
PacWest Bancorp	3,090		60,904
Popular	7,640		283,979
Regions Financial	39,990		444,689
Sterling Bancorp	11,000		128,920
Trustmark	25,600		627,712
United Bankshares	9,750		269,685
Western Alliance Bancorp	12,380		468,831
			7,397,821
Capital Goods - 10.1%
Acuity Brands	10,890	[b]	1,042,609
AECOM	4,220	[a]	158,588
Allison Transmission Holdings	10,150		373,317
Axon Enterprise	1,590	[a]	156,027
Carlisle	14,850		1,777,099
Colfax	2,240	[a,b]	62,496
Curtiss-Wright	12,550		1,120,464
Donaldson	2,030		94,436
EMCOR Group	17,030		1,126,364
Fortune Brands Home & Security	2,120		135,532
GATX	11,000	[b]	670,780
Generac Holdings	5,150	[a]	627,939
Hubbell	1,110		139,150

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Capital Goods - 10.1% (continued)
ITT	13,150		772,431
Lincoln Electric Holdings	910		76,658
MasTec	15,580	[a,b]	699,075
Mercury Systems	1,440	[a]	113,270
Owens Corning	2,350		131,036
Teledyne Technologies	2,560	[a]	796,032
The Timken Company	30,110		1,369,704
Trex	4,270	[a,b]	555,399
Valmont Industries	5,640		640,817
			12,639,223
Commercial & Professional Services - 1.9%
Clean Harbors	4,160	[a]	249,517
FTI Consulting	2,100	[a]	240,555
Herman Miller	9,500		224,295
HNI	21,620		660,923
Insperity	3,410		220,729
Manpowergroup	4,790		329,313
MSA Safety	1,320		151,061
Tetra Tech	3,210		253,975
			2,330,368
Consumer Durables & Apparel - 4.4%
Brunswick	6,520		417,345
Carter's	3,480		280,836
Deckers Outdoor	6,450	[a]	1,266,715
Helen of Troy	770	[a]	145,191
Polaris	8,270		765,388
PulteGroup	4,590		156,198
Ralph Lauren	2,530		183,476
Tempur Sealy International	16,180	[a]	1,164,151
TRI Pointe Group	50,220	[a,b]	737,732
Whirlpool	2,470	[b]	319,939
			5,436,971
Consumer Services - 4.6%
Adtalem Global Education	6,880	[a]	214,312
Boyd Gaming	24,360	[b]	509,124
Churchill Downs	6,230	[a,b]	829,524
Darden Restaurants	1,490		112,897
Domino's Pizza	1,760		650,214
Dunkin' Brands Group	3,840		250,483
Eldorado Resorts	5,810	[a,b]	232,749
Graham Holdings, Cl. B	1,000		342,670
Grand Canyon Education	1,720	[a]	155,712
Jack in the Box	8,940	[b]	662,365

8

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Consumer Services - 4.6% (continued)
Marriott Vacations Worldwide	1,720		141,401
Norwegian Cruise Line Holdings	14,770	[a,b]	242,671
Papa John's International	1,900		150,879
Penn National Gaming	7,590	[a,b]	231,799
Scientific Games	8,310	[a]	128,473
Service Corp. International	5,410		210,395
Six Flags Entertainment	2,620		50,330
Strategic Education	1,230		188,990
Wyndham Destinations	15,110		425,800
			5,730,788
Diversified Financials - 3.2%
Eaton Vance	3,920		151,312
Evercore, Cl. A	5,180		305,206
Federated Hermes	28,630		678,531
Janus Henderson Group	10,690	[b]	226,200
Jefferies Financial Group	21,110		328,261
Navient	27,150		190,865
OneMain Holdings	12,840		315,094
SEI Investments	25,250		1,388,245
Stifel Financial	4,610		218,652
Synchrony Financial	8,750		193,900
			3,996,266
Energy - 2.3%
ChampionX	16,490	[a]	160,942
CNX Resources	21,860	[a]	189,089
Devon Energy	24,920		282,593
EQT	23,020		273,938
Equitrans Midstream	15,940		132,461
Helmerich & Payne	3,330		64,968
Marathon Oil	63,110		386,233
Murphy Oil	19,790	[b]	273,102
PBF Energy, Cl. A	12,460		127,590
The Williams Companies	15,930		302,989
World Fuel Services	13,530		348,533
WPX Energy	46,800	[a]	298,584
			2,841,022
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings	15,120	[a]	563,522
Casey's General Stores	3,220	[b]	481,454
Sprouts Farmers Market	12,810	[a]	327,808
			1,372,784
Food, Beverage & Tobacco - 1.1%
Campbell Soup	4,390		217,876

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Food, Beverage & Tobacco - 1.1% (continued)
Flowers Foods	31,820		711,495
Lancaster Colony	660		102,293
Tootsie Roll Industries	11,061	[b]	379,060
			1,410,724
Health Care Equipment & Services - 7.8%
Amedisys	2,790	[a]	553,927
AmerisourceBergen	4,840		487,727
Chemed	2,130		960,779
DaVita	4,530	[a]	358,504
Globus Medical, Cl. A	2,430	[a]	115,935
Haemonetics	10,560	[a]	945,754
HealthEquity	2,850	[a]	167,210
Hill-Rom Holdings	14,750		1,619,255
LHC Group	1,410	[a]	245,791
Masimo	2,660	[a,b]	606,453
McKesson	2,340		359,003
Molina Healthcare	2,980	[a]	530,380
NuVasive	3,360	[a]	187,018
Quidel	3,090	[a,b]	691,357
STERIS	8,700		1,334,928
Tenet Healthcare	10,490	[a]	189,974
Veeva Systems, Cl. A	340	[a]	79,703
West Pharmaceutical Services	1,140		258,974
			9,692,672
Household & Personal Products - .8%
Edgewell Personal Care	12,250	[a]	381,710
Energizer Holdings	2,120	[b]	100,679
Nu Skin Enterprises, Cl. A	13,250		506,547
			988,936
Insurance - 4.5%
American Financial Group	6,570		416,932
Fidelity National Financial	2,920		89,527
First American Financial	9,820		471,556
Globe Life	8,150		604,974
Kemper	10,080		731,002
Primerica	16,315		1,902,329
Reinsurance Group of America	1,480		116,091
RLI	3,640		298,844
Selective Insurance Group	7,470		393,968
The Hanover Insurance Group	2,010		203,673
Unum Group	22,370		371,118
			5,600,014

10

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Materials - 5.9%
Crown Holdings	910	[a]	59,268
Eagle Materials	7,630		535,779
FMC	1,020		101,612
Graphic Packaging Holding	22,860		319,811
Louisiana-Pacific	5,420		139,023
NewMarket	260		104,125
Packaging Corp. of America	1,550		154,690
PolyOne	22,800		598,044
Reliance Steel & Aluminum	20,100		1,908,093
Royal Gold	2,980		370,474
Sensient Technologies	18,640		972,262
The Chemours Company	6,270		96,245
The Scotts Miracle-Gro Company	2,690		361,724
Valvoline	45,050		870,816
Worthington Industries	20,610		768,753
			7,360,719
Media & Entertainment - 2.1%
AMC Networks, Cl. A	10,850	[a,b]	253,782
Cable One	300		532,455
Cinemark Holdings	19,030	[b]	219,797
Liberty Media Corp-Liberty SiriusXM, Cl. C	4,540	[a]	156,403
TEGNA	23,940		266,692
The Interpublic Group of Companies	6,650		114,114
The New York Times Company, Cl. A	17,020	[b]	715,351
TripAdvisor	14,450	[a]	274,695
Yelp	4,930	[a]	114,031
			2,647,320
Pharmaceuticals Biotechnology & Life Sciences - 4.5%
Arrowhead Pharmaceuticals	5,740	[a,b]	247,911
Bio-Rad Laboratories, Cl. A	2,060	[a]	930,069
Bio-Techne	890		235,022
Charles River Laboratories International	6,980	[a]	1,216,963
Exelixis	23,530	[a]	558,602
Jazz Pharmaceuticals	4,280	[a]	472,255
Mettler-Toledo International	340	[a]	273,887
Moderna	970	[a,b]	62,284
PRA Health Sciences	5,420	[a]	527,312
Prestige Consumer Healthcare	6,570	[a]	246,769
Repligen	3,350	[a]	414,093
Syneos Health	5,720	[a]	333,190
United Therapeutics	590	[a]	71,390
			5,589,747

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Real Estate - 10.5%
Apple Hospitality REIT	14,230	[c]	137,462
Brandywine Realty Trust	102,010	[c]	1,110,889
Brixmor Property Group	6,380	[c]	81,792
Camden Property Trust	11,360	[c]	1,036,259
CoreCivic	18,300	[c]	171,288
Corporate Office Properties Trust	48,440	[c]	1,227,470
CubeSmart	3,530	[c]	95,275
CyrusOne	2,010	[c]	146,228
EastGroup Properties	5,110	[c]	606,097
First Industrial Realty Trust	50,130	[c]	1,926,997
Highwoods Properties	17,790	[c]	664,101
Lamar Advertising, Cl. A	19,495	[c]	1,301,486
Life Storage	5,250	[c]	498,487
National Retail Properties	12,410	[c]	440,307
Omega Healthcare Investors	18,410	[c]	547,329
PS Business Parks	10,230	[c]	1,354,452
Sabra Health Care REIT	12,020	[c]	173,449
Service Properties Trust	28,885	[c]	204,795
The GEO Group	22,190	[c]	262,508
Weingarten Realty Investors	62,750	[c]	1,187,857
			13,174,528
Retailing - 3.7%
Aaron's	7,540		342,316
AutoNation	14,560	[a]	547,165
Etsy	10,740	[a]	1,140,910
Foot Locker	6,290		183,416
LKQ	3,590	[a]	94,058
Murphy USA	7,400	[a]	833,166
Pool	1,200		326,244
RH	1,960	[a,b]	487,844
Sally Beauty Holdings	10,400	[a]	130,312
Williams-Sonoma	7,140		585,551
			4,670,982
Semiconductors & Semiconductor Equipment - 5.3%
Cirrus Logic	12,930	[a]	798,815
Enphase Energy	8,640	[a,b]	411,005
MKS Instruments	2,690		304,616
Monolithic Power Systems	3,290		779,730
Qorvo	1,350	[a]	149,216
Semtech	6,110	[a]	319,064
Silicon Laboratories	4,870	[a]	488,315
SolarEdge Technologies	3,780	[a,b]	524,588
Synaptics	7,810	[a]	469,537

12

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Semiconductors & Semiconductor Equipment - 5.3% (continued)
Teradyne	22,580		1,908,236
Universal Display	3,010		450,356
			6,603,478
Software & Services - 7.1%
Blackbaud	6,390		364,741
CACI International, Cl. A	4,030	[a]	874,026
CDK Global	2,920		120,946
Fair Isaac	3,750	[a]	1,567,650
FleetCor Technologies	240	[a]	60,367
Fortinet	1,410	[a]	193,551
j2 Global	13,310	[a,b]	841,325
KBR	19,900		448,745
Leidos Holdings	3,730		349,389
Manhattan Associates	9,020	[a]	849,684
MAXIMUS	22,420		1,579,489
Paylocity Holding	2,610	[a]	380,773
Perspecta	3,210		74,568
Qualys	3,280	[a]	341,186
Sabre	10,630		85,678
WEX	4,150	[a]	684,791
			8,816,909
Technology Hardware & Equipment - 3.3%
Ciena	21,750	[a]	1,177,980
Cognex	8,260		493,287
Jabil	4,590		147,247
Lumentum Holdings	6,090	[a]	495,909
NETSCOUT Systems	8,030	[a]	205,247
SYNNEX	3,380		404,823
Trimble	7,630	[a]	329,540
Xerox Holdings	18,510		283,018
Zebra Technologies, Cl. A	2,290	[a]	586,125
			4,123,176
Transportation - 1.2%
Alaska Air Group	4,040		146,490
Avis Budget Group	10,030	[a,b]	229,587
Kansas City Southern	670		100,024
Landstar System	560		62,894
Old Dominion Freight Line	1,815		307,806
XPO Logistics	8,570	[a]	662,032
			1,508,833
Utilities - 4.1%
Hawaiian Electric Industries	7,090		255,665

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
Utilities - 4.1% (continued)
IDACORP		16,220		1,417,141
MDU Resources Group		51,320		1,138,278
NorthWestern		4,240		231,165
OGE Energy		56,490		1,715,036
ONE Gas		5,190		399,889
				5,157,174
Total Common Stocks (cost $123,644,273)				122,033,638
	1-Day Yield (%)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,892,422)	0.22	2,892,422	[d]	2,892,422

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $994,712)	0.22	994,712	[d]	994,712
Total Investments (cost $127,531,407)		100.9%		125,920,772
Liabilities, Less Cash and Receivables		(.9%)		(1,085,758)
Net Assets		100.0%		124,835,014

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2020, the value of the fund’s securities on loan was $11,732,427 and the value of the collateral was $11,770,048, consisting of cash collateral of $994,712 and U.S. Government & Agency securities valued at $10,775,336.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

14

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	15.7
Consumer Discretionary	15.1
Financials	13.6
Industrials	13.2
Health Care	12.2
Real Estate	10.6
Materials	5.9
Utilities	4.1
Investment Companies	3.1
Consumer Staples	3.0
Energy	2.3
Communication Services	2.1
100.9

† Based on net assets.

See notes to financial statements.

15

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/19($)	Purchases($)†	Sales($)	Value 6/30/20($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,003,692	13,320,177	(11,431,447)	2,892,422	2.3	4,366
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund	386,235	4,506,718	(3,898,241)	994,712.8		-
Total	1,389,927	17,826,895	(15,329,688)	3,887,134	3.1	4,366

† Includes reinvested dividends/distributions.

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,732,427)—Note 1(c):
Unaffiliated issuers	123,644,273	122,033,638
Affiliated issuers	3,887,134	3,887,134
Dividends and securities lending income receivable		111,723
Receivable for shares of Beneficial Interest subscribed		13,978
Prepaid expenses		4,229
		126,050,702
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		97,288
Liability for securities on loan—Note 1(c)		994,712
Payable for shares of Beneficial Interest redeemed		72,639
Trustees’ fees and expenses payable		3,220
Other accrued expenses		47,829
		1,215,688
Net Assets ($)		124,835,014
Composition of Net Assets ($):
Paid-in capital		126,363,547
Total distributable earnings (loss)		(1,528,533)
Net Assets ($)		124,835,014

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	63,019,006	61,816,008
Shares Outstanding	4,087,051	4,021,481
Net Asset Value Per Share ($)	15.42	15.37

See notes to financial statements.

17

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,420 foreign taxes withheld at source):
Unaffiliated issuers	1,162,706
Affiliated issuers	4,243
Income from securities lending—Note 1(c)	15,646
Interest	312
Total Income	1,182,907
Expenses:
Management fee—Note 3(a)	473,252
Distribution fees—Note 3(b)	77,629
Professional fees	39,868
Prospectus and shareholders’ reports	9,931
Chief Compliance Officer fees—Note 3(b)	8,595
Trustees’ fees and expenses—Note 3(c)	5,792
Custodian fees—Note 3(b)	3,670
Loan commitment fees—Note 2	1,425
Shareholder servicing costs—Note 3(b)	726
Miscellaneous	11,025
Total Expenses	631,913
Investment Income—Net	550,994
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,100,357
Capital gain distributions from affiliated issuers	123
Net Realized Gain (Loss)	2,100,480
Net change in unrealized appreciation (depreciation) on investments	(26,806,864)
Net Realized and Unrealized Gain (Loss) on Investments	(24,706,384)
Net (Decrease) in Net Assets Resulting from Operations	(24,155,390)

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations ($):
Investment income—net	550,994	921,708
Net realized gain (loss) on investments	2,100,480	(2,572,437)
Net change in unrealized appreciation (depreciation) on investments	(26,806,864)	28,415,232
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,155,390)	26,764,503
Distributions ($):
Distributions to shareholders:
Initial Shares	(552,702)	(6,099,962)
Service Shares	(343,563)	(5,546,134)
Total Distributions	(896,265)	(11,646,096)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,295,930	3,870,606
Service Shares	8,306,473	10,588,703
Distributions reinvested:
Initial Shares	552,702	6,099,962
Service Shares	343,563	5,546,134
Cost of shares redeemed:
Initial Shares	(6,673,076)	(13,408,861)
Service Shares	(9,227,105)	(12,102,125)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,401,513)	594,419
Total Increase (Decrease) in Net Assets	(26,453,168)	15,712,826
Net Assets ($):
Beginning of Period	151,288,182	135,575,356
End of Period	124,835,014	151,288,182
Capital Share Transactions (Shares):
Initial Shares
Shares sold	333,749	216,730
Shares issued for distributions reinvested	45,155	351,583
Shares redeemed	(414,454)	(752,804)
Net Increase (Decrease) in Shares Outstanding	(35,550)	(184,491)
Service Shares
Shares sold	574,483	600,304
Shares issued for distributions reinvested	28,138	320,957
Shares redeemed	(599,032)	(685,012)
Net Increase (Decrease) in Shares Outstanding	3,589	236,249

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2020	Year Ended December 31,
Initial Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	18.64	16.80	22.56	20.09	18.95	23.03
Investment Operations:
Investment income—net[a]	.08	.13	.12	.10	.21	.18
Net realized and unrealized gain (loss) on investments	(3.16)	3.15	(3.19)	2.92	2.50	(.50)
Total from Investment Operations	(3.08)	3.28	(3.07)	3.02	2.71	(.32)
Distributions:
Dividends from investment income—net	(.14)	(.12)	(.13)	(.22)	(.21)	(.14)
Dividends from net realized gain on investments	-	(1.32)	(2.56)	(.33)	(1.36)	(3.62)
Total Distributions	(.14)	(1.44)	(2.69)	(.55)	(1.57)	(3.76)
Net asset value, end of period	15.42	18.64	16.80	22.56	20.09	18.95
Total Return (%)	(16.36)[b]	20.18	(15.49)	15.38	15.47	(2.29)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[c]	.86	.86	.87	.85	.85
Ratio of net investment income to average net assets	1.00[c]	.73	.59	.50	1.16	.89
Portfolio Turnover Rate	53.08[b]	82.88	68.02	64.86	65.52	80.27
Net Assets, end of period ($ x 1,000)	63,019	76,835	72,374	92,776	123,226	123,354

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

20

	Six Months Ended
	June 30, 2020	Year Ended December 31,
Service Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	18.53	16.71	22.45	20.00	18.88	22.97
Investment Operations:
Investment income—net[a]	.06	.09	.07	.06	.17	.15
Net realized and unrealized gain (loss) on investments	(3.13)	3.12	(3.18)	2.90	2.47	(.52)
Total from Investment Operations	(3.07)	3.21	(3.11)	2.96	2.64	(.37)
Distributions:
Dividends from investment income—net	(.09)	(.07)	(.07)	(.18)	(.16)	(.10)
Dividends from net realized gain on investments	-	(1.32)	(2.56)	(.33)	(1.36)	(3.62)
Total Distributions	(.09)	(1.39)	(2.63)	(.51)	(1.52)	(3.72)
Net asset value, end of period	15.37	18.53	16.71	22.45	20.00	18.88
Total Return (%)	(16.45)[b]	19.85	(15.69)	15.04	15.20	(2.52)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[c]	1.11	1.11	1.12	1.10	1.10
Ratio of net investment income to average net assets	.75[c]	.48	.34	.28	.94	.72
Portfolio Turnover Rate	53.08[b]	82.88	68.02	64.86	65.52	80.27
Net Assets, end of period ($ x 1,000)	61,816	74,454	63,202	76,948	63,972	49,363

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

MidCap Stock Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management

22

estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

24

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities- Common Stocks	122,033,638	-	-	122,033,638
Investment Companies	3,887,134	-	-	3,887,134

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statements of Operations. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the fund’s Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2020, The Bank of New York Mellon earned $3,522 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

26

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $2,590,089 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2019. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2019 was as follows: ordinary income $799,710 and long-term capital gains $10,846,386. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at the time of borrowing. During the period ended June 30, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2020 through May 1, 2021, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of the fund (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00%. On or after May 1, 2021, the Adviser may terminate this expense limitation at any time. During the period ended June 30, 2020, there were no reduction in expense pursuant to undertaking.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2020, Service shares were charged $77,629 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account

28

basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2020, the fund was charged $629 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2020, the fund was charged $3,670 pursuant to the custody agreement.

During the period ended June 30, 2020, the fund was charged $8,595 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $77,502, Distribution Plan fees of $12,801, custodian fees of $2,080, Chief Compliance Officer fees of $4,695 and transfer agency fees of $210.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2020, amounted to $67,528,016 and $71,211,503, respectively.

At June 30, 2020, accumulated net unrealized depreciation on investments was $1,610,635, consisting of $13,513,938 gross unrealized appreciation and $15,124,573 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 3, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of small-cap core funds underlying variable insurance products (the “Performance Group”) and with a broader group of small-cap core funds underlying variable insurance products (the “Performance Universe”), all for various periods ended December 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of small-cap core funds underlying variable insurance

30

products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the ten-year period when performance was at and above the Performance Group and Performance Universe medians, respectively. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and equal to the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses.

The Board and the Adviser contractually agreed, effective May 1, 2020, and until May 1, 2021, for the Adviser to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board expressed concern about the fund’s performance and determined to approve renewal of the Agreement only through the third quarter 2020 regular Board meeting.

32

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement through the third quarter regular Board meeting.

33

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

34

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

35

NOTES

36

NOTES

37

For More Information

BNY Mellon Investment Portfolios, MidCap Stock Portfolio

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0174SA0620

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

SEMIANNUAL REPORT June 30, 2020

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2020 through June 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a positive end to 2019, investors were optimistic. Expectations for robust economic growth, accommodative policies from the U.S. Federal Reserve (the “Fed”) and healthy U.S. consumer spending helped support equity valuations in the U.S. well into January and February of 2020. However, the euphoria was short-lived, as concerns over the spread of COVID-19 began to roil markets. Early signs of market turmoil began in China and adjacent areas of the Pacific Rim, which were heavily affected by the virus early in 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. U.S. stocks began to show signs of volatility in March 2020 and posted historic losses during that month. Global central banks and governments worked to enact emergency stimulus measures to support their respective economies, and equity valuations began to rebound, trending upward in April, May and June 2020.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. When the threat posed by COVID-19 began to emerge, a flight-to-quality ensued and rates fell significantly. March 2020 brought extreme volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. Both actions worked to support bond valuations throughout April, May and June 2020.

We believe the near-term outlook for the U.S. will be challenging, as the country contends with the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2020 through June 30, 2020, as provided by portfolio managers Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, of Mellon Investments Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2020, BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of -18.10%.1 In comparison, the fund’s benchmark, the S&P SmallCap 600® Index (the “Index”), produced a -17.85% total return for the same period.2,3

Small-cap stocks lost ground over the reporting period, in an environment of volatility brought on by the COVID-19 pandemic. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally invests in all of the stocks that comprise the Index. The fund generally invests in all 600 stocks in the Index in proportion to their weighting in the Index; however, at times, the fund may invest in a representative sample of stocks included in the Index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the Index.

A Tale of Two Markets

Markets gave way to extreme risk aversion over the start of the review period, as the global scope of the COVID-19 pandemic, and its alarming humanitarian and economic implications, became apparent. Equity valuations in the U.S. remained robust throughout January and February 2020, while markets in areas that experienced COVID-19 earlier, such as China, began to experience volatility closer to the start of the year. Financial markets also had to contend with a second major, exogenous shock in the form of an oil price war between Saudi Arabia and Russia, which resulted in the oil price falling precipitously in March 2020. The West Texas Intermediate May 2020 contract would later tumble into negative territory, as plunging demand for the commodity gave rise to shortages of storage capacity in the U.S. Central bank responses to the crisis ramped up dramatically, as financial markets became progressively more distressed. Governments were also proactive and launched an unprecedented array of fiscal initiatives that sought to offset the economic impact of widespread lockdown measures. Such action latterly provided some comfort, and indices began to rally towards the end of March 2020.

U.S. equities went on to stage a recovery during the second half of the reporting period. The unprecedented array of stimulus that was briskly deployed by central banks and governments

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

globally helped to buoy investor confidence and support security valuations. Investors began to anticipate a move toward economic normalization as lockdown measures eased. Pullbacks did punctuate the rally and were typically driven by fears of rising infection rates, as was witnessed in the U.S. towards the end of June 2020. Geopolitics also weighed periodically, as the U.S. and China maintained their confrontational rhetoric across a range of issues including trade, technology and political change in Hong Kong.

According to the S&P family of indices, large-cap stocks generally outperformed their mid- and small-cap counterparts during the period.

Financials Sector Constrains the U.S. Small-Cap Market

During the reporting period, the S&P 600 Index posted negative returns. Most sectors within the index lost ground. The financials sector was one of the worst performing sectors. The banking industry saw valuations plummet, as concerns over loans to businesses such as oil and gas companies, restaurants, commercial real estate operations and travel companies weighed on stock prices. Falling rates also reduced lending spreads, further limiting profitability. Within the real estate sector, REITs underperformed the broader market, as tenant viability and lease payments weighed on investors’ minds. REITs that supply space to retail operations, office buildings and health care facilities were hardest hit. The industrials sector also had a rough six months. Aviation, aerospace and defense, machinery and building product companies suffered from reduced demand for their products, weighing on revenues and reducing equity valuations. In addition, the energy sector experienced demand shock from reduced commuter and commercial need for gasoline. A price war between Saudi Arabia and Russia also worked to depress prices of crude oil, stressing drilling companies and refiners. Within the consumer discretionary sector, hotels, restaurants and leisure companies, as well as retailers, were affected by a lack of consumer demand due to lockdown constraints.

Conversely, one sector posted positive results for the six months. Communication services posted a marginally positive result, due to the telecommunication services industry. Widespread lockdown measures led to increased phone conversations between people. Small carriers were able to benefit from this increased demand. In addition, a few sectors outperformed the broader market, still producing negative returns, but outperforming many other sectors. The consumer staples sector was buoyed by the household products sector. Pet food and household chemicals producers were the most resilient. Within the information technology sector, software was a positive performer. The trend toward working from home produced increased demand for networking and cloud computing services, boosting revenues for these companies.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the spread of COVID-19 and resulting economic implications continue to impact markets and the economy, the U.S. government and Federal

4

Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary techniques. As always, we will continue to monitor the factors affecting the fund’s investments.

July 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “Standard & Poor’s® SmallCap 600 Index” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon Investment Adviser, Inc. fund.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2020 to June 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2020

Expense paid per $1,000†	$2.71
Ending value (after expenses)	$819.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2020

Expense paid per $1,000†	$3.02
Ending value (after expenses)	$1,021.88
†Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 2.4%
American Axle & Manufacturing Holdings	82,028	[a]	623,413
Cooper Tire & Rubber	37,245		1,028,334
Cooper-Standard Holdings	12,373	[a]	163,942
Dorman Products	21,333	[a]	1,430,804
Fox Factory Holding	29,922	[a,b]	2,471,856
Garrett Motion	52,771	[a]	292,351
Gentherm	23,580	[a]	917,262
LCI Industries	18,310		2,105,284
Motorcar Parts of America	13,805	[a,b]	243,934
Standard Motor Products	14,585		600,902
Winnebago Industries	24,632		1,640,984
			11,519,066
Banks - 8.9%
Allegiance Bancshares	13,551	[b]	344,060
Ameris Bancorp	47,253		1,114,698
Axos Financial	38,366	[a]	847,121
Banc of California	32,054		347,145
Banner	25,425		966,150
Berkshire Hills Bancorp	30,901		340,529
Boston Private Financial Holdings	58,918		405,356
Brookline Bancorp	57,079		575,356
Cadence Bancorp	92,071		815,749
Central Pacific Financial	21,501		344,661
City Holding	11,720		763,792
Columbia Banking System	52,745		1,495,057
Community Bank System	37,832		2,157,181
Customers Bancorp	20,597	[a]	247,576
CVB Financial	94,095		1,763,340
Dime Community Bancshares	21,262		291,927
Eagle Bancorp	24,151		790,945
First Bancorp	161,900		905,021
First Commonwealth Financial	70,393		582,854
First Financial Bancorp	71,625		994,871
First Midwest Bancorp	83,367		1,112,949
Flagstar Bancorp	25,745		757,675
Franklin Financial Network	9,492		244,419
Great Western Bancorp	41,049		564,834
Hanmi Financial	21,686		210,571
Heritage Financial	26,483		529,660
HomeStreet	17,232		424,080

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Banks - 8.9% (continued)
Hope Bancorp	91,182		840,698
Independent Bank	24,117		1,618,010
Independent Bank Group	26,704		1,082,046
Meta Financial Group	23,479		426,613
National Bank Holdings, Cl. A	22,341		603,207
NBT Bancorp	31,547		970,386
NMI Holdings, Cl. A	61,866	[a]	994,805
Northfield Bancorp	32,758		377,372
Northwest Bancshares	88,028		900,086
OFG Bancorp	36,804		492,069
Old National Bancorp	120,382		1,656,456
Pacific Premier Bancorp	58,967		1,278,405
Preferred Bank	9,664		414,102
Provident Financial Services	44,619		644,745
S&T Bancorp	27,478		644,359
Seacoast Banking Corp. of Florida	38,152	[a]	778,301
ServisFirst Bancshares	34,222		1,223,779
Simmons First National, Cl. A	79,629		1,362,452
Southside Bancshares	22,698		629,189
Tompkins Financial	8,830		571,919
Triumph Bancorp	16,619	[a]	403,343
TrustCo Bank	68,834		435,719
United Community Banks	56,986		1,146,558
Veritex Holdings	33,629		595,233
Walker & Dunlop	21,234		1,078,900
Westamerica Bancorporation	19,508		1,120,149
			42,226,478
Capital Goods - 12.4%
AAON	29,716	[b]	1,613,282
AAR	23,523		486,221
Aegion	23,299	[a]	369,755
Aerojet Rocketdyne Holdings	52,975	[a]	2,099,929
AeroVironment	15,962	[a]	1,271,054
Alamo Group	7,238		742,908
Albany International, Cl. A	22,446		1,317,805
American Woodmark	11,196	[a]	846,977
Apogee Enterprises	19,317		445,064
Applied Industrial Technologies	28,274		1,764,015
Arcosa	35,381		1,493,078
Astec Industries	16,725		774,535
AZZ	19,069		654,448
Barnes Group	34,853		1,378,785
Chart Industries	25,818	[a,b]	1,251,915

8

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 12.4% (continued)
CIRCOR International	13,916	[a]	354,580
Comfort Systems USA	26,440		1,077,430
Cubic	23,160		1,112,375
DXP Enterprises	12,467	[a]	248,218
Encore Wire	15,055		734,985
Enerpac Tool Group	39,967	[a]	703,419
EnPro Industries	14,918		735,308
ESCO Technologies	19,000		1,606,070
Federal Signal	43,693		1,298,993
Foundation Building Materials	12,887	[a]	201,166
Franklin Electric	27,806		1,460,371
Gibraltar Industries	23,969	[a]	1,150,752
GMS	31,307	[a]	769,839
Granite Construction	34,083	[b]	652,349
Griffon	31,618	[b]	585,565
Hillenbrand	54,185		1,466,788
Insteel Industries	12,804		244,172
John Bean Technologies	23,169	[b]	1,992,997
Kaman	20,048		833,997
Lindsay	8,018		739,340
Lydall	11,996	[a]	162,666
Meritor	53,301	[a,b]	1,055,360
Moog, Cl. A	22,096		1,170,646
Mueller Industries	41,058		1,091,322
MYR Group	12,277	[a]	391,759
National Presto Industries	3,818		333,655
NOW	79,971	[a]	690,150
Park Aerospace	15,534		173,049
Patrick Industries	16,091		985,574
PGT Innovations	43,927	[a]	688,775
Powell Industries	6,411		175,597
Proto Labs	19,347	[a]	2,175,957
Quanex Building Products	23,986		332,926
Raven Industries	25,534		549,236
Resideo Technologies	89,889	[a]	1,053,499
Simpson Manufacturing	28,778		2,427,712
SPX	32,642	[a]	1,343,218
SPX FLOW	31,549	[a]	1,181,195
Standex International	8,816		507,361
Sunrun	57,693	[a]	1,137,706
Tennant	13,534		879,845
The Greenbrier Companies	23,320		530,530
Titan International	37,963		55,426

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 12.4% (continued)
Triumph Group	38,167		343,885
UFP Industries	44,414		2,198,937
Veritiv	9,167	[a]	155,472
Vicor	13,586	[a]	977,513
Wabash National	40,855		433,880
Watts Water Technologies, Cl. A	20,188		1,635,228
			59,316,564
Commercial & Professional Services - 3.0%
ABM Industries	48,572		1,763,164
Brady, Cl. A	35,350		1,655,087
Exponent	37,567		3,040,297
Forrester Research	7,770	[a]	248,951
Harsco	58,656	[a]	792,443
Heidrick & Struggles International	14,692		317,641
Interface	42,252		343,931
Kelly Services, Cl. A	24,112		381,331
Korn Ferry	39,921		1,226,772
Matthews International, Cl. A	22,473		429,234
Pitney Bowes	121,005		314,613
R.R. Donnelley & Sons	52,492		62,465
Resources Connection	22,278		266,668
Team	20,197	[a]	112,497
TrueBlue	27,766	[a]	423,987
U.S. Ecology	19,253		652,292
UniFirst	11,194		2,003,166
Viad	14,349		272,918
			14,307,457
Consumer Durables & Apparel - 5.2%
Callaway Golf	69,548	[b]	1,217,785
Capri Holdings	108,766	[a]	1,700,013
Cavco Industries	6,372	[a]	1,228,840
Century Communities	21,120	[a]	647,539
Crocs	49,096	[a]	1,807,715
Ethan Allen Interiors	16,826		199,052
Fossil Group	35,300	[a,b]	164,145
G-III Apparel Group	32,559	[a]	432,709
Installed Building Products	15,371	[a]	1,057,217
iRobot	20,302	[a,b]	1,703,338
Kontoor Brands	34,057	[b]	606,555
La-Z-Boy	33,413		904,156
LGI Homes	15,942	[a,b]	1,403,374
M.D.C. Holdings	37,035		1,322,150
M/I Homes	20,880	[a]	719,107

10

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Durables & Apparel - 5.2% (continued)
Meritage Homes	25,756	[a]	1,960,547
Movado Group	13,167		142,730
Oxford Industries	12,183		536,174
Steven Madden	56,566		1,396,615
Sturm Ruger & Co.	11,950		908,200
Tupperware Brands	37,508	[a,b]	178,163
Unifi	11,057	[a]	142,414
Universal Electronics	9,934	[a]	465,110
Vera Bradley	17,285	[a,b]	76,745
Vista Outdoor	42,071	[a]	607,926
Wolverine World Wide	59,134		1,407,981
YETI Holdings	49,251	[a]	2,104,495
			25,040,795
Consumer Services - 2.1%
American Public Education	11,257	[a]	333,207
BJ's Restaurants	15,994		334,914
Bloomin‘ Brands	65,159		694,595
Brinker International	32,549		781,176
Chuy's Holdings	11,245	[a]	167,326
Dave & Buster's Entertainment	35,512	[b]	473,375
Dine Brands Global	12,248	[b]	515,641
El Pollo Loco Holdings	15,085	[a,b]	222,655
Fiesta Restaurant Group	14,103	[a]	89,977
Monarch Casino & Resort	9,031	[a]	307,776
Perdoceo Education	50,461	[a]	803,844
Red Robin Gourmet Burgers	8,786	[a,b]	89,617
Regis	16,708	[a,b]	136,671
Ruth's Hospitality Group	22,571		184,179
Shake Shack, Cl. A	25,915	[a,b]	1,372,977
The Cheesecake Factory	30,586	[b]	701,031
Wingstop	21,552		2,995,081
			10,204,042
Diversified Financials - 3.0%
Apollo Commercial Real Estate Finance	104,338	[c]	1,023,556
ARMOUR Residential REIT	46,486	[c]	436,504
Blucora	35,309	[a]	403,229
Brightsphere Investment Group	45,740		569,920
Capstead Mortgage	71,593	[c]	393,046
Donnelley Financial Solutions	23,325	[a]	195,930
Encore Capital Group	20,686	[a,b]	707,047
Enova International	22,169	[a]	329,653
EZCORP, Cl. A	39,850	[a,b]	251,055
Granite Point Mortgage Trust	39,285	[a,b,c]	282,066

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Diversified Financials - 3.0% (continued)
Green Dot, Cl. A	35,537	[a]	1,744,156
Greenhill & Co.	9,863		98,531
INTL. FCStone	12,097	[a]	665,335
Invesco Mortgage Capital	121,677	[b,c]	455,074
KKR Real Estate Finance Trust	17,037	[b,c]	282,473
New York Mortgage Trust	276,096	[c]	720,611
PennyMac Mortgage Investment Trust	72,310	[c]	1,267,594
Piper Sandler	10,956		648,157
PRA Group	33,628	[a]	1,300,058
Ready Capital	26,855	[c]	233,370
Redwood Trust	84,108	[c]	588,756
Virtus Investment Partners	5,246		610,057
Waddell & Reed Financial, Cl. A	48,283	[b]	748,869
WisdomTree Investments	87,673		304,225
World Acceptance	4,079	[a,b]	267,256
			14,526,528
Energy - 3.0%
Archrock	92,018		597,197
Bonanza Creek Energy	13,021	[a,b]	192,971
Bristow Group	4,936	[a]	68,758
Callon Petroleum	300,582	[a,b]	345,669
CONSOL Energy	17,793	[a,b]	90,211
Core Laboratories	31,800	[b]	646,176
Denbury Resources	349,650	[a]	96,538
DMC Global	10,364	[b]	286,046
Dorian LPG	21,066	[a]	163,051
Dril-Quip	26,019	[a]	775,106
Exterran	18,093	[a]	97,521
Geospace Technologies	8,649	[a,b]	65,040
Green Plains	24,515	[a,b]	250,421
Gulfport Energy	102,756	[a]	112,004
Helix Energy Solutions Group	100,582	[a]	349,020
Helmerich & Payne	78,153		1,524,765
Laredo Petroleum	6,319	[a,b]	87,581
Matador Resources	80,094	[a,b]	680,799
Matrix Service	19,845	[a]	192,893
Nabors Industries	4,918	[b]	182,064
Newpark Resources	63,955	[a]	142,620
Oasis Petroleum	202,835	[a,b]	152,126
Oceaneering International	70,405	[a]	449,888
Oil States International	44,090	[a]	209,428
Par Pacific Holdings	29,730	[a]	267,273
Patterson-UTI Energy	136,492		473,627

12

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 3.0% (continued)
PDC Energy	70,952	[a]	882,643
Penn Virginia	10,148	[a,b]	96,710
ProPetro Holding	58,709	[a]	301,764
QEP Resources	173,103		223,303
Range Resources	154,552	[b]	870,128
Renewable Energy Group	28,877	[a]	715,572
REX American Resources	3,942	[a]	273,457
Ring Energy	44,566	[a,b]	51,697
RPC	38,561	[a,b]	118,768
SEACOR Holdings	12,691	[a]	359,409
SM Energy	73,868	[b]	277,005
Southwestern Energy	395,714	[a]	1,013,028
Talos Energy	15,100	[a]	138,920
U.S. Silica Holdings	54,697		197,456
Valaris	136,075	[a,b]	88,707
			14,107,360
Food & Staples Retailing - .6%
PriceSmart	16,542		997,979
SpartanNash	27,223		578,489
The Andersons	23,078		317,553
The Chefs' Warehouse	22,131	[a]	300,539
United Natural Foods	39,531	[a,b]	719,860
			2,914,420
Food, Beverage & Tobacco - 1.9%
B&G Foods	47,388	[b]	1,155,319
Calavo Growers	12,139	[a]	763,664
Cal-Maine Foods	22,437	[a]	997,998
Coca-Cola Consolidated	3,337		764,807
Fresh Del Monte Produce	22,515		554,319
J&J Snack Foods	11,012		1,399,956
John B. Sanfilippo & Son	6,685		570,431
MGP Ingredients	9,462	[b]	347,303
National Beverage	8,663	[a,b]	528,616
Seneca Foods, Cl. A	4,933	[a]	166,785
Universal	17,839		758,336
Vector Group	88,498		890,290
			8,897,824
Health Care Equipment & Services - 8.1%
Addus HomeCare	9,747	[a]	902,182
Allscripts Healthcare Solutions	118,793	[a]	804,229
AMN Healthcare Services	34,157	[a]	1,545,263
AngioDynamics	26,462	[a]	269,119
BioTelemetry	25,248	[a,b]	1,140,957

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 8.1% (continued)
Cardiovascular Systems	26,058	[a]	822,130
Community Health Systems	83,012	[a,b]	249,866
Computer Programs & Systems	8,688		198,000
CONMED	20,752		1,493,936
CorVel	6,672	[a]	472,978
Covetrus	71,867	[a]	1,285,701
Cross Country Healthcare	28,090	[a]	173,034
CryoLife	27,847	[a]	533,827
Cutera	12,509	[a]	152,235
Glaukos	28,849	[a,b]	1,108,379
Hanger	28,377	[a]	469,923
HealthStream	18,341	[a]	405,886
Heska	6,078	[a,b]	566,287
HMS Holdings	64,447	[a]	2,087,438
Inogen	13,134	[a]	466,520
Integer Holdings	23,906	[a]	1,746,333
Invacare	25,069	[b]	159,690
Lantheus Holdings	48,331	[a]	691,133
LeMaitre Vascular	12,189		321,790
Magellan Health	16,108	[a]	1,175,562
Meridian Bioscience	31,945	[a]	743,999
Merit Medical Systems	40,378	[a,b]	1,843,256
Mesa Laboratories	2,977	[b]	645,414
Natus Medical	24,185	[a]	527,717
Neogen	38,855	[a]	3,015,148
NextGen Healthcare	36,600	[a]	401,868
Omnicell	31,051	[a]	2,192,822
OraSure Technologies	51,158	[a]	594,968
Orthofix Medical	13,596	[a]	435,072
Owens & Minor	47,513		362,049
RadNet	31,030	[a]	492,446
Select Medical Holdings	77,542	[a]	1,142,194
Simulations Plus	8,987		537,602
SurModics	10,243	[a]	442,907
Tabula Rasa HealthCare	14,807	[a,b]	810,387
Tactile Systems Technology	14,120	[a]	584,992
The Ensign Group	36,677		1,534,932
The Pennant Group	18,735	[a]	423,411
The Providence Service	8,519	[a]	672,234
Tivity Health	30,611	[a,b]	346,823
U.S. Physical Therapy	9,477		767,827
Varex Imaging	29,413	[a]	445,607

14

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 8.1% (continued)
Zynex	11,037	[a,b]	274,490
			38,480,563
Household & Personal Products - 1.2%
Central Garden & Pet	6,791	[a]	244,408
Central Garden & Pet, Cl. A	28,938	[a]	977,815
Inter Parfums	13,087		630,139
Medifast	8,600	[b]	1,193,422
USANA Health Sciences	9,015	[a]	661,971
WD-40	10,024		1,987,759
			5,695,514
Insurance - 3.1%
Ambac Financial Group	32,825	[a]	470,054
American Equity Investment Life Holding	66,585	[a]	1,645,315
AMERISAFE	13,885		849,207
eHealth	18,848	[a]	1,851,628
Employers Holdings	22,848		688,867
HCI Group	4,464		206,148
Horace Mann Educators	30,542		1,121,808
James River Group Holdings	22,596		1,016,820
Kinsale Captial Group	15,078		2,340,256
Palomar Holdings	13,093	[a]	1,122,856
ProAssurance	38,480		556,806
Safety Insurance Group	10,831		825,972
Stewart Information Services	16,888		549,029
Third Point Reinsurance	58,076	[a]	436,151
United Fire Group	15,391		426,485
United Insurance Holdings	15,818		123,697
Universal Insurance Holdings	21,765		386,329
			14,617,428
Materials - 4.9%
AdvanSix	19,590	[a]	229,987
American Vanguard	19,349		266,242
Arconic	69,862	[a]	973,178
Balchem	23,538	[a]	2,232,815
Boise Cascade	29,009		1,091,028
Century Aluminum	37,238	[a,b]	265,507
Clearwater Paper	11,756	[a]	424,744
Cleveland-Cliffs	290,167	[b]	1,601,722
Ferro	58,869	[a]	702,896
FutureFuel	18,697		223,429
GCP Applied Technologies	39,870	[a]	740,785
H.B. Fuller	37,278		1,662,599

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 4.9% (continued)
Hawkins	7,193		306,278
Haynes International	9,361		218,673
Innospec	18,128		1,400,388
Kaiser Aluminum	11,428		841,329
Koppers Holdings	16,024	[a]	301,892
Kraton	22,521	[a]	389,163
Livent	104,986	[a,b]	646,714
Materion	14,681		902,735
Mercer International	30,010		244,882
Myers Industries	25,647		373,164
Neenah	12,261		606,429
Olympic Steel	7,105		83,484
P.H. Glatfelter	32,168		516,296
Quaker Chemical	9,467	[b]	1,757,549
Rayonier Advanced Materials	38,574	[a]	108,393
Schweitzer-Mauduit International	23,227		776,014
Stepan	14,468		1,404,843
SunCoke Energy	60,072		177,813
TimkenSteel	29,890	[a]	116,272
Tredegar	18,809		289,659
Trinseo	28,206	[b]	625,045
U.S. Concrete	11,213	[a]	278,082
Warrior Met Coal	36,582	[b]	562,997
			23,343,026
Media & Entertainment - .7%
Gannett	88,830		122,585
Glu Mobile	94,801	[a]	878,805
Meredith	28,796	[b]	418,982
QuinStreet	32,868	[a]	343,799
Scholastic	22,812		682,991
TechTarget	16,391	[a]	492,222
The E.W. Scripps Company, Cl. A	39,063		341,801
The Marcus	16,720		221,874
			3,503,059
Pharmaceuticals Biotechnology & Life Sciences - 5.0%
AMAG Pharmaceuticals	23,930	[a,b]	183,065
Amphastar Pharmaceuticals	25,510	[a]	572,955
ANI Pharmaceuticals	6,746	[a]	218,166
Anika Therapeutics	10,430	[a]	393,524
Coherus Biosciences	44,694	[a,b]	798,235
Corcept Therapeutics	76,151	[a,b]	1,280,860
Cytokinetics	43,418	[a,b]	1,023,362
Eagle Pharmaceuticals	7,407	[a]	355,388

16

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.0% (continued)
Emergent BioSolutions	32,463	[a]	2,567,174
Enanta Pharmaceuticals	11,867	[a]	595,842
Endo International	149,855	[a]	514,003
Innoviva	49,597	[a]	693,366
Lannett	25,124	[a,b]	182,400
Luminex	31,023		1,009,178
Medpace Holdings	19,592	[a]	1,822,448
Momenta Pharmaceuticals	86,396	[a]	2,874,395
Myriad Genetics	53,445	[a,b]	606,066
NeoGenomics	80,728	[a,b]	2,500,953
Pacira Biosciences	30,852	[a]	1,618,804
Phibro Animal Health, Cl. A	14,772		388,060
REGENXBIO	23,221	[a]	855,229
Spectrum Pharmaceuticals	82,294	[a]	278,154
Supernus Pharmaceuticals	38,944	[a]	924,920
Vanda Pharmaceuticals	39,798	[a]	455,289
Xencor	36,191	[a,b]	1,172,226
			23,884,062
Real Estate - 8.2%
Acadia Realty Trust	62,605	[c]	812,613
Agree Realty	39,222	[c]	2,577,278
Alexander & Baldwin	48,738	[c]	594,116
American Assets Trust	35,587	[c]	990,742
Armada Hoffler Properties	41,542	[c]	413,343
Brandywine Realty Trust	124,004	[c]	1,350,404
CareTrust REIT	70,708	[c]	1,213,349
Cedar Realty Trust	56,055	[c]	55,494
Chatham Lodging Trust	33,726	[c]	206,403
Community Healthcare Trust	15,074	[c]	616,527
DiamondRock Hospitality	144,166	[c]	797,238
Diversified Healthcare Trust	173,832	[c]	769,207
Easterly Government Properties	54,824	[c]	1,267,531
Essential Properties Realty Trust	66,598	[c]	988,314
Four Corners Property Trust	50,995	[c]	1,244,278
Franklin Street Properties	78,030	[c]	397,173
Getty Realty	25,542	[c]	758,087
Global Net Lease	64,508	[c]	1,079,219
Hersha Hospitality Trust	25,084	[c]	144,484
Independence Realty Trust	69,245	[c]	795,625
Industrial Logistics Properties Trust	46,968	[c]	965,192
Innovative Industrial Properties	13,743	[b,c]	1,209,659
Investors Real Estate Trust	9,077	[c]	639,838

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Real Estate - 8.2% (continued)
iStar	54,502	[b,c]	671,465
Kite Realty Group Trust	61,291	[c]	707,298
Lexington Realty Trust	201,284	[c]	2,123,546
LTC Properties	28,674	[c]	1,080,150
Marcus & Millichap	16,989	[a]	490,303
National Storage Affiliates Trust	44,890	[c]	1,286,547
NexPoint Residential Trust	16,132	[c]	570,266
Office Properties Income Trust	34,730	[b,c]	901,938
Pennsylvania Real Estate Investment Trust	39,505	[b,c]	53,727
RE/MAX Holdings, Cl. A	12,910		405,761
Realogy Holdings	86,097	[a]	637,979
Retail Opportunity Investments	86,219	[c]	976,861
Retail Properties of America, Cl. A	156,190	[c]	1,143,311
RPT Realty	57,823	[b,c]	402,448
Safehold	9,537	[b,c]	548,282
Saul Centers	8,309	[c]	268,131
SITE Centers	108,552	[a,c]	879,271
Summit Hotel Properties	74,751	[c]	443,273
Tanger Factory Outlet Centers	66,415	[b,c]	473,539
The St. Joe Company	23,457	[a]	455,535
Uniti Group	143,322	[b,c]	1,340,061
Universal Health Realty Income Trust	9,104	[c]	723,677
Urstadt Biddle Properties, Cl. A	21,440	[c]	254,707
Washington Prime Group	130,393	[b,c]	109,634
Washington Real Estate Investment Trust	59,593	[c]	1,322,965
Whitestone REIT	31,241	[c]	227,122
Xenia Hotels & Resorts	84,296	[c]	786,482
			39,170,393
Retailing - 4.9%
Abercrombie & Fitch, Cl. A	44,711	[b]	475,725
America's Car-Mart	4,438	[a]	389,967
Asbury Automotive Group	13,953	[a,b]	1,078,985
Barnes & Noble Education	27,435	[a]	43,896
Bed Bath & Beyond	92,437	[b]	979,832
Big Lots	29,054	[b]	1,220,268
Boot Barn Holdings	20,626	[a,b]	444,697
Caleres	29,027		242,085
Chico's FAS	86,457		119,311
Conn's	14,431	[a]	145,609
Core-Mark Holding	32,785		818,150
Designer Brands, Cl. A	38,533		260,868

18

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Retailing - 4.9% (continued)
Express	49,800	[a]	76,692
GameStop, Cl. A	49,296	[a,b]	213,945
Genesco	10,220	[a]	221,365
Group 1 Automotive	12,595	[b]	830,892
Guess?	32,383	[a,b]	313,144
Haverty Furniture	13,545		216,720
Hibbett Sports	12,381	[a,b]	259,258
Liquidity Services	18,877	[a]	112,507
Lithia Motors, Cl. A	16,162	[b]	2,445,795
Lumber Liquidators Holdings	21,741	[a]	301,330
Macy's	226,061	[b]	1,555,300
MarineMax	16,274	[a]	364,375
Monro	24,569	[b]	1,349,821
Office Depot	383,882		902,123
PetMed Express	14,414		513,715
Rent-A-Center	35,486		987,221
Shoe Carnival	6,686	[b]	195,699
Shutterstock	13,852		484,404
Signet Jewelers	39,454	[b]	405,193
Sleep Number	20,448	[a]	851,455
Sonic Automotive, Cl. A	17,632		562,637
Stamps.com	11,866	[a]	2,179,666
The Buckle	20,047	[b]	314,337
The Cato, Cl. A	14,524		118,806
The Children's Place	10,564	[b]	395,305
The Michaels Companies	56,314	[a,b]	398,140
Zumiez	14,730	[a]	403,307
			23,192,545
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries	28,022	[a]	1,899,611
Axcelis Technologies	24,058	[a]	670,015
Brooks Automation	53,733		2,377,148
CEVA	16,435	[a]	614,998
Cohu	31,246		541,806
Diodes	30,556	[a]	1,549,189
DSP Group	17,082	[a]	271,262
FormFactor	55,958	[a]	1,641,248
Ichor Holdings	16,994	[a]	451,701
Kulicke & Soffa Industries	45,711		952,160
MaxLinear	48,074	[a]	1,031,668
Onto Innovation	34,668	[a]	1,180,099
PDF Solutions	21,058	[a]	411,894
Photronics	48,075	[a]	535,075

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Semiconductors & Semiconductor Equipment - 4.1% (continued)
Power Integrations	21,734		2,567,437
Rambus	82,446	[a]	1,253,179
SMART Global Holdings	10,104	[a,b]	274,627
Ultra Clean Holdings	28,538	[a]	645,815
Veeco Instruments	35,177	[a]	474,538
			19,343,470
Software & Services - 4.9%
8x8	75,634	[a]	1,210,144
Agilysys	15,489	[a]	277,873
Alarm.com Holdings	30,907	[a]	2,003,083
Bottomline Technologies	27,533	[a]	1,397,850
Cardtronics, Cl. A	25,797	[a]	618,612
CSG Systems International	24,471		1,012,855
Ebix	15,680	[b]	350,605
Evertec	43,107		1,211,307
ExlService Holdings	24,931	[a]	1,580,625
LivePerson	45,338	[a,b]	1,878,353
ManTech International, Cl. A	19,888		1,362,129
MicroStrategy, Cl. A	5,698	[a]	674,016
NIC	49,514		1,136,841
OneSpan	24,351	[a]	680,123
Perficient	24,169	[a]	864,767
Progress Software	33,084		1,282,005
SPS Commerce	25,481	[a]	1,914,133
Sykes Enterprises	27,547	[a]	761,950
TTEC Holdings	13,131		611,379
Unisys	39,337	[a]	429,167
Virtusa	22,151	[a]	719,243
Xperi Holding	83,071		1,226,128
			23,203,188
Technology Hardware & Equipment - 5.0%
3D Systems	88,768	[a,b]	620,488
ADTRAN	36,075		394,300
Applied Optoelectronics	14,624	[a,b]	158,963
Arlo Technologies	56,855	[a]	146,686
Badger Meter	21,493		1,352,340
Bel Fuse, Cl. B	7,659		82,181
Benchmark Electronics	26,801		578,902
CalAmp	24,833	[a]	198,912
Comtech Telecommunications	17,209		290,660
CTS	23,075		462,423
Daktronics	27,892		121,330

20

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Technology Hardware & Equipment - 5.0% (continued)
Diebold Nixdorf	54,555	[a,b]	330,603
Digi International	19,990	[a]	232,884
ePlus	10,017	[a]	708,002
Extreme Networks	85,111	[a]	369,382
Fabrinet	27,063	[a]	1,689,272
FARO Technologies	12,909	[a]	691,922
Harmonic	69,663	[a]	330,899
Insight Enterprises	25,843	[a]	1,271,476
Itron	26,054	[a]	1,726,078
Knowles	62,003	[a]	946,166
Methode Electronics	26,695		834,486
MTS Systems	12,875		226,471
NETGEAR	21,553	[a]	558,007
OSI Systems	12,291	[a]	917,400
PC Connection	8,079	[a]	374,542
Plantronics	23,706	[b]	348,004
Plexus	21,525	[a]	1,518,804
Rogers	13,580	[a]	1,692,068
Sanmina	50,533	[a]	1,265,346
ScanSource	19,002	[a]	457,758
TTM Technologies	72,700	[a]	862,222
Viavi Solutions	165,812	[a]	2,112,445
			23,871,422
Telecommunication Services - 1.9%
ATN International	8,159		494,191
Cincinnati Bell	36,043	[a]	535,239
Cogent Communications Holdings	30,842		2,385,937
Consolidated Communications Holdings	52,851	[a]	357,801
Iridium Communications	72,037	[a]	1,832,621
Shenandoah Telecommunication	34,280	[a]	1,689,661
Spok Holdings	12,866		120,297
Vonage Holdings	169,944	[a]	1,709,637
			9,125,384
Transportation - 2.3%
Allegiant Travel	9,514		1,039,024
ArcBest	18,164		481,528
Atlas Air Worldwide Holdings	19,185	[a]	825,531
Echo Global Logistics	19,443	[a]	420,358
Forward Air	20,304		1,011,545
Hawaiian Holdings	33,172		465,735
Heartland Express	34,665		721,725
Hub Group, Cl. A	24,782	[a]	1,186,067
Marten Transport	28,972		728,936

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Transportation - 2.3% (continued)
Matson		31,913		928,668
Saia		18,975	[a]	2,109,640
SkyWest		36,872		1,202,765
				11,121,522
Utilities - 2.2%
American States Water		26,952		2,119,236
Avista		49,553		1,803,234
California Water Service Group		35,569		1,696,641
El Paso Electric		29,798		1,996,466
Northwest Natural Holding		22,549		1,258,009
South Jersey Industries		67,583	[b]	1,688,899
				10,562,485
Total Common Stocks (cost $425,150,574)				472,174,595

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Core S&P Small-Cap ETF (cost $2,364,075)		38,655	[b]	2,639,750
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.18%, 2/25/21 (cost $234,727)		235,000	[d,e]	234,774
	1-Day Yield (%)	Shares
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,289,067)	0.22	2,289,067	[f]	2,289,067

22

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14,831,890)	0.22	14,831,890	[f]	14,831,890
Total Investments (cost $444,870,333)		103.1%		492,170,076
Liabilities, Less Cash and Receivables		(3.1%)		(15,017,448)
Net Assets		100.0%		477,152,628

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2020, the value of the fund’s securities on loan was $55,479,066 and the value of the collateral was $56,401,562, consisting of cash collateral of $14,831,890 and U.S. Government & Agency securities valued at $41,569,672.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	17.8
Financials	15.0
Consumer Discretionary	14.7
Information Technology	13.9
Health Care	13.1
Real Estate	8.2
Materials	4.9
Investment Companies	4.1
Consumer Staples	3.7
Energy	2.9
Communication Services	2.6
Utilities	2.2
Government	.0
103.1

† Based on net assets.

See notes to financial statements.

23

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/19 ($)	Purchases ($)†	Sales ($)	Value 6/30/20 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	195,402	74,133,204	(72,039,539)	2,289,067.5		7,582
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund	13,048,576	45,647,538	(43,864,224)	14,831,890	3.1	-
Total	13,243,978	119,780,742	(115,903,763)	17,120,957	3.6	7,582

† Includes reinvested dividends/distributions.

See notes to financial statements.

24

STATEMENT OF FUTURES

June 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	34	9/18/2020	2,386,648	2,443,920	57,272
Gross Unrealized Appreciation				57,272

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $55,479,066)—Note 1(c):
Unaffiliated issuers	427,749,376	475,049,119
Affiliated issuers	17,120,957	17,120,957
Receivable for investment securities sold		3,706,823
Dividends and securities lending income receivable		491,562
Receivable for futures variation margin—Note 4		24,480
Receivable for shares of Beneficial Interest subscribed		23,265
		496,416,206
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		230,643
Cash overdraft due to Custodian		50,201
Liability for securities on loan—Note 1(c)		14,831,890
Payable for investment securities purchased		4,049,164
Payable for shares of Beneficial Interest redeemed		91,133
Trustees’ fees and expenses payable		10,472
Interest payable—Note 2		75
		19,263,578
Net Assets ($)		477,152,628
Composition of Net Assets ($):
Paid-in capital		438,717,053
Total distributable earnings (loss)		38,435,575
Net Assets ($)		477,152,628

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	33,811,870
Net Asset Value Per Share ($)	14.11

See notes to financial statements.

26

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,791 foreign taxes withheld at source):
Unaffiliated issuers	3,834,576
Affiliated issuers	7,383
Income from securities lending—Note 1(c)	174,647
Interest	535
Total Income	4,017,141
Expenses:
Management fee—Note 3(a)	813,772
Distribution fees—Note 3(b)	581,265
Trustees’ fees—Note 3(a,c)	23,040
Loan commitment fees—Note 2	4,437
Interest expense—Note 2	910
Total Expenses	1,423,424
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(23,040)
Net Expenses	1,400,384
Investment Income—Net	2,616,757
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,428,227)
Net realized gain (loss) on futures	(443,551)
Capital gain distributions from affiliated issuers	199
Net Realized Gain (Loss)	(3,871,579)
Net change in unrealized appreciation (depreciation) on investments	(96,839,878)
Net change in unrealized appreciation (depreciation) on futures	57,561
Net Change in Unrealized Appreciation (Depreciation)	(96,782,317)
Net Realized and Unrealized Gain (Loss) on Investments	(100,653,896)
Net (Decrease) in Net Assets Resulting from Operations	(98,037,139)

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations ($):
Investment income—net	2,616,757	5,266,626
Net realized gain (loss) on investments	(3,871,579)	28,016,828
Net change in unrealized appreciation (depreciation) on investments	(96,782,317)	76,820,273
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,037,139)	110,103,727
Distributions ($):
Distributions to shareholders	(34,316,237)	(51,447,582)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	75,005,599	53,986,435
Distributions reinvested	34,316,237	51,447,582
Cost of shares redeemed	(76,324,056)	(97,277,046)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	32,997,780	8,156,971
Total Increase (Decrease) in Net Assets	(99,355,596)	66,813,116
Net Assets ($):
Beginning of Period	576,508,224	509,695,108
End of Period	477,152,628	576,508,224
Capital Share Transactions (Shares):
Shares sold	5,591,269	3,009,705
Shares issued for distributions reinvested	3,099,931	2,958,457
Shares redeemed	(5,134,029)	(5,403,137)
Net Increase (Decrease) in Shares Outstanding	3,557,171	565,025

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2020		Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	19.06	17.17	20.12	18.88	16.71	18.40
Investment Operations:
Investment income—net[a]	.08	.17	.17	.16	.16	.16
Net realized and unrealized gain (loss) on investments	(3.85)	3.48	(1.82)	2.04	3.69	(.53)
Total from Investment Operations	(3.77)	3.65	(1.65)	2.20	3.85	(.37)
Distributions:
Dividends from investment income—net	(.18)	(.17)	(.17)	(.13)	(.16)	(.13)
Dividends from net realized gain on investments	(1.00)	(1.59)	(1.13)	(.83)	(1.52)	(1.19)
Total Distributions	(1.18)	(1.76)	(1.30)	(.96)	(1.68)	(1.32)
Net asset value, end of period	14.11	19.06	17.17	20.12	18.88	16.71
Total Return (%)	(18.10)[b]	22.21	(8.98)	12.40	25.73	(2.33)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.63	.63	.63
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	1.13[c]	.94	.82	.88	.95	.90
Portfolio Turnover Rate	28.38[b]	28.13	23.26	16.90	24.24	19.72
Net Assets, end of period ($ x 1,000)	477,153	576,508	509,695	562,014	535,603	307,701

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.

30

This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trustees (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

32

Level 1 – Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities— Common Stocks	472,174,595	-	-	472,174,595
Exchange-Traded Funds	2,639,750	-	-	2,639,750
Investment Companies	17,120,957	-	-	17,120,957
U.S. Treasury Securities	-	234,774	-	234,774
Other Financial Instruments:
Futures††	57,272	-	-	57,272

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statements of Operations. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the fund’s Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2020, The Bank of New York Mellon earned $37,119 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the

34

“Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2019 was as follows: ordinary income $6,700,232 and long-term capital gains $44,747,350. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2020 was approximately $112,637 with a related weighted average annualized rate of 1.62%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Adviser has agreed to pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, fees and expenses of non-interested Trustees (including counsel fees), and extraordinary expenses. The Adviser has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2020, fees reimbursed by the Adviser amounted to $23,040.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2020, the fund was charged $581,265 pursuant to the Distribution Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $137,686 and Distribution Plan fees of $98,347, which are offset against an expense reimbursement currently in effect in the amount of $5,390.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

36

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2020, amounted to $134,329,126 and $134,711,112, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2020 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2020:

Average Market Value ($)
Equity futures	2,026,785

At June 30, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $47,357,015, consisting of $131,347,604 gross unrealized appreciation and $83,990,589 gross unrealized depreciation.

At June 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

38

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

39

NOTES

40

NOTES

41

For More Information

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0410SA0620

BNY Mellon Investment Portfolios, Technology Growth Portfolio

SEMIANNUAL REPORT June 30, 2020

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Investment Portfolios, Technology Growth Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2020 through June 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a positive end to 2019, investors were optimistic. Expectations for robust economic growth, accommodative policies from the U.S. Federal Reserve (the “Fed”) and healthy U.S. consumer spending helped support equity valuations in the U.S. well into January and February of 2020. However, the euphoria was short-lived, as concerns over the spread of COVID-19 began to roil markets. Early signs of market turmoil began in China and adjacent areas of the Pacific Rim, which were heavily affected by the virus early in 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. U.S. stocks began to show signs of volatility in March 2020 and posted historic losses during that month. Global central banks and governments worked to enact emergency stimulus measures to support their respective economies, and equity valuations began to rebound, trending upward in April, May and June 2020.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. When the threat posed by COVID-19 began to emerge, a flight-to-quality ensued and rates fell significantly. March 2020 brought extreme volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. Both actions worked to support bond valuations throughout April, May and June 2020.

We believe the near-term outlook for the U.S. will be challenging, as the country contends with the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2020 through June 30, 2020, as provided by Erik A. Swords, Matthew Griffin, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2020, BNY Mellon Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of 24.48%, and its Service shares produced a total return of 24.37%.1 The fund’s benchmarks, the NYSE® Technology Index and the S&P 500® Index, produced total returns of 22.40% and -3.07%, respectively, over the same period.2,3

Technology stocks gained ground even as broader market indexes posted slight losses. The fund outperformed its benchmarks due to favorable individual stock selections.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that BNY Mellon Investment Adviser Inc. believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities.

In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging-growth, cyclical or stable-growth companies. The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product, or market cycles and/or favorable valuations.

Technology Stocks Outperform as Broader Market Begins to Rebound

Prior to the reporting period, stocks rallied in response to three interest rate cuts late in 2019 and to an announcement of a “Phase One” U.S.-China trade agreement. Stocks also benefited from the approval of a new U.S.-Mexico-Canada Trade Agreement by the U.S. House of Representatives, potentially reducing trade uncertainty with America’s neighbors.

However, early in 2020, markets experienced a sharp correction amid growing concerns about COVID-19 in China, erasing gains that occurred late in 2019 and early in 2020. In response, the Federal Reserve (the “Fed”) reduced the federal funds target rate by 50 basis points early in March 2020, bringing the target rate down to 1.00–1.25%. The Fed made another cut in mid-March 2020, bringing the federal funds target rate to 0.0-0.25%.

In addition, the Fed and other central banks initiated various programs to ease liquidity concerns in certain markets, and government authorities introduced programs to keep small businesses afloat. Steps were also taken to provide relief to employees who had lost their jobs as a result of government-mandated business shutdowns.

At the end of the reporting period, the economy began to show signs of recovery. Retail sales rebounded by 17.7% in May 2020 versus the previous month. Manufacturing also

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

improved dramatically, as indicated by the June 2020 Purchasing Managers Index, which rose by 9.5% over May 2020. Job creation also surged in May and June 2020, beating economist expectations, as nonfarm payrolls rose by more than 2.7 million and 4.8 million, respectively. Unemployment fell from 14.7% in April to 13.3% in May and to 11.1% in June 2020. Markets also began to rebound as relief programs took effect, as government shutdowns began to ease, and economic data improved.

While many sectors of the economy have suffered from the economic downturn resulting from COVID-19 and efforts to contain the virus, many technology companies have been beneficiaries. Social distancing and the adoption of work-from-home policies, in particular, have accelerated the adoption of certain online video and collaborative work technologies. In addition, technology stocks continue to benefit from an ongoing uptrend in outsourcing. This spending encompasses a number of themes across a wide range of industries, including artificial intelligence, blockchain technology, 5G, mobility, e-commerce, cybersecurity, social media and voice interfacing.

Stock Selection Drove Returns

The fund outperformed its benchmarks primarily due to stock selection decisions. Many stocks benefited from the acceleration of the digital transformation of the economy that has occurred during the pandemic. Twilio, a cloud communications company, gained 123%, while Everbridge, a software company focused on enabling companies to provide mass notifications, rose 77%. In addition, the fund’s position in Amazon.com contributed positively to performance, rising 49% during the reporting period. Certain holdings in the semiconductor industry, including Advanced Micro Devices and NVIDIA, also were additive to performance. The fund also added exposure to the communication services industry, where its positions in Facebook and Snap, maker of Snapchat, contributed positively to performance.

On a less positive note, the fund’s underweighted position in Tesla versus its benchmarks detracted from relative performance. This holding was reduced because it had become quite large versus other positions and represented a risk. Although the stock gained 158% during the period, the underweight position lagged versus its benchmarks. In addition, shares of Shopify, a firm that assists companies with e-commerce, rose 139% during the reporting period. Though this position contributed positively to absolute performance, the timing of the fund’s purchases resulted in a drag on performance versus the benchmarks. In addition, certain positions in the cyclical semiconductor industry, including Microchip Technology and Broadcom, hindered performance. Microchip Technology was hurt by exposure to the home appliance industry and other industries affected by COVID-19 shutdowns, while Broadcom’s efforts to smooth out its revenues by acquiring companies with exposure to a range of industries was ignored by the market.

Positioning the Fund for Continued Digital Transformation of the Economy

The fund continues to position itself to capitalize on a secular shift in technology that is resulting in digitization across all sectors of the economy. Although corporate spending on technology may decline in the short term, artificial intelligence, e-commerce, collaborative

4

work technologies, mobility and other trends will continue to be disruptive technologies, and we continue to position the fund to benefit from this generational shift.

July 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Bloomberg L.P. — The NYSE® Technology Index is an equal-dollar-weighted index designed to objectively represent the technology sector by holding 35 of the leading U.S., technology-related companies. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, Technology Growth Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, Technology Growth Portfolio from January 1, 2020 to June 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2020

	Initial Shares	Service Shares
Expense paid per $1,000†	$4.35	$5.75
Ending value (after expenses)	$1,244.80	$1,243.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2020

	Initial Shares	Service Shares
Expense paid per $1,000†	$3.92	$5.17
Ending value (after expenses)	$1,020.98	$1,019.74

†Expenses are equal to the fund’s annualized expense ratio of .78% for Initial Shares and 1.03% for Service Shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.6%
Alternative Carriers - 1.0%
Bandwidth, Cl. A	58,541	[a,b]	7,434,707
Application Software - 17.8%
Adobe	63,379	[b]	27,589,513
Everbridge	45,285	[a,b]	6,265,633
HubSpot	31,875	[b]	7,151,156
OneConnect Financial Technology	492,998	[a,b]	9,002,143
salesforce.com	164,817	[b]	30,875,169
Slack Technologies, Cl. A	629,866	[a,b]	19,582,534
Splunk	138,303	[a,b]	27,480,806
Zoom Video Communications, CI. A	16,635	[a,b]	4,217,638
			132,164,592
Automobile Manufacturers - 3.0%
Tesla	20,921	[b]	22,590,705
Construction Machinery & Heavy - .7%
Nikola	71,020	[a,b]	4,795,981
Data Processing & Outsourced Services - 1.3%
Square, Cl. A	91,430	[b]	9,594,664
Electronic Equipment & Instruments - .9%
Cognex	117,515		7,017,996
Interactive Media & Services - 9.8%
Alphabet, Cl. C	17,607	[b]	24,889,431
Facebook, Cl. A	141,232	[b]	32,069,550
Snap, Cl. A	368,909	[b]	8,665,672
Twitter	240,757	[b]	7,172,151
			72,796,804
Internet & Direct Marketing Research - 12.1%
Alibaba Group Holding, ADR	109,836	[b]	23,691,625
Amazon.com	12,079	[b]	33,323,787
JD.com, ADR	545,960	[b]	32,855,873
			89,871,285
Internet Services & Infrastructure - 6.5%
Shopify, Cl. A	40,011	[b]	37,978,441
Twilio, Cl. A	47,044	[b]	10,322,394
			48,300,835
Semiconductor Equipment - 8.5%
Applied Materials	473,325		28,612,496
KLA	95,786		18,628,461
Teradyne	187,858		15,875,880
			63,116,837
Semiconductors - 21.9%
Advanced Micro Devices	537,658	[b]	28,286,187

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.6% (continued)
Semiconductors - 21.9% (continued)
Diodes		105,381	[b]	5,342,817
Micron Technology		632,993	[b]	32,611,799
NVIDIA		96,882		36,806,441
NXP Semiconductors		187,324		21,362,429
Semtech		255,294	[b]	13,331,453
Taiwan Semiconductor Manufacturing, ADR		432,844		24,572,554
				162,313,680
Systems Software - 9.8%
Microsoft		146,741		29,863,261
Proofpoint		58,255	[b]	6,473,296
Rapid7		137,653	[a,b]	7,023,056
ServiceNow		71,949	[b]	29,143,662
				72,503,275
Technology Hardware, Storage & Equipment - 4.3%
Apple		87,263		31,833,542
Total Common Stocks (cost $446,103,799)				724,334,903
	1-Day Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $15,976,040)	0.22	15,976,040	[c]	15,976,040

Investment of Cash Collateral for Securities Loaned - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $19,944,571)	0.22	19,944,571	[c]	19,944,571
Total Investments (cost $482,024,410)		102.5%		760,255,514
Liabilities, Less Cash and Receivables		(2.5%)		(18,347,106)
Net Assets		100.0%		741,908,408

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At June 30, 2020, the value of the fund’s securities on loan was $59,701,205 and the value of the collateral was $60,170,642, consisting of cash collateral of $19,944,571 and U.S. Government & Agency securities valued at $40,226,071.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

8

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	71.0
Consumer Discretionary	15.1
Communication Services	10.8
Investment Companies	4.9
Industrials	.7
102.5

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/19($)	Purchases($)†	Sales($)	Value 6/30/20($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	4,705,932	85,206,344	(73,936,236)	15,796,040	2.2	25,425
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund	8,597,487	61,411,7760	(50,064,692)	19,944,571	2.7	-
Total	13,303,419	146,618,120	(124,000,928)	35,920,611	4.9	25,425

† Includes reinvested dividends/distributions.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $59,701,205)—Note 1(c):
Unaffiliated issuers	446,103,799	724,334,903
Affiliated issuers	35,920,611	35,920,611
Cash denominated in foreign currency	53,100	53,622
Dividends and securities lending income receivable		1,373,956
Receivable for shares of Beneficial Interest subscribed		888,996
Prepaid expenses		8,174
		762,580,262
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		564,898
Liability for securities on loan—Note 1(c)		19,944,571
Payable for shares of Beneficial Interest redeemed		127,382
Trustees’ fees and expenses payable		1,198
Other accrued expenses		33,805
		20,671,854
Net Assets ($)		741,908,408
Composition of Net Assets ($):
Paid-in capital		457,266,301
Total distributable earnings (loss)		284,642,107
Net Assets ($)		741,908,408

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	169,344,434	572,563,974
Shares Outstanding	6,301,128	22,993,255
Net Asset Value Per Share ($)	26.88	24.90

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $88,354 foreign taxes withheld at source):
Unaffiliated issuers	1,696,914
Affiliated issuers	23,231
Income from securities lending—Note 1(c)	1,215,186
Total Income	2,935,331
Expenses:
Management fee—Note 3(a)	2,339,852
Distribution fees—Note 3(b)	602,259
Professional fees	48,630
Trustees’ fees and expenses—Note 3(c)	19,984
Chief Compliance Officer fees—Note 3(b)	8,595
Prospectus and shareholders’ reports	5,997
Custodian fees—Note 3(b)	5,926
Loan commitment fees—Note 2	5,504
Shareholder servicing costs—Note 3(b)	553
Interest expense—Note 2	342
Miscellaneous	7,680
Total Expenses	3,045,322
Investment (Loss)—Net	(109,991)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,661,475
Capital gain distributions from affiliated issuers	2,194
Net Realized Gain (Loss)	6,663,669
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	138,328,307
Net Realized and Unrealized Gain (Loss) on Investments	144,991,976
Net Increase in Net Assets Resulting from Operations	144,881,985

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations ($):
Investment income (loss)—net	(109,991)	786,901
Net realized gain (loss) on investments	6,663,669	76,581,455
Net change in unrealized appreciation (depreciation) on investments	138,328,307	50,852,574
Net Increase (Decrease) in Net Assets Resulting from Operations	144,881,985	128,220,930
Distributions ($):
Distributions to shareholders:
Initial Shares	(17,108,961)	(15,372,855)
Service Shares	(60,123,345)	(53,178,634)
Total Distributions	(77,232,306)	(68,551,489)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	7,803,920	5,520,702
Service Shares	31,398,963	34,966,237
Distributions reinvested:
Initial Shares	17,108,961	15,372,855
Service Shares	60,123,345	53,178,634
Cost of shares redeemed:
Initial Shares	(12,394,278)	(14,531,490)
Service Shares	(45,520,988)	(46,058,388)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	58,519,923	48,448,550
Total Increase (Decrease) in Net Assets	126,169,602	108,117,991
Net Assets ($):
Beginning of Period	615,738,806	507,620,815
End of Period	741,908,408	615,738,806
Capital Share Transactions (Shares):
Initial Shares
Shares sold	328,509	226,629
Shares issued for distributions reinvested	900,946	647,824
Shares redeemed	(494,999)	(604,414)
Net Increase (Decrease) in Shares Outstanding	734,456	270,039
Service Shares
Shares sold	1,471,988	1,548,688
Shares issued for distributions reinvested	3,416,099	2,390,051
Shares redeemed	(2,001,384)	(2,044,014)
Net Increase (Decrease) in Shares Outstanding	2,886,703	1,894,725

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended June 30, 2020		Year Ended December 31,
Initial Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	25.26	22.56	23.95	17.69	17.78	18.65
Investment Operations:
Investment income (loss)—net[a]	.02	.08	.04	(.01)	.01	(.04)
Net realized and unrealized gain (loss) on investments	4.83	5.55	(.11)	7.29	.77	1.12
Total from Investment Operations	4.85	5.63	(.07)	7.28	.78	1.08
Distributions:
Dividends from investment income—net	(.08)	-	-	-	-	-
Dividends from net realized gain on investments	(3.15)	(2.93)	(1.32)	(1.02)	(.87)	(1.95)
Total Distributions	(3.23)	(2.93)	(1.32)	(1.02)	(.87)	(1.95)
Net asset value, end of period	26.88	25.26	22.56	23.95	17.69	17.78
Total Return (%)	24.48[b]	25.82	(.98)	42.64	4.72	6.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[c]	.79	.79	.82	.83	.83
Ratio of net investment income (loss) to average net assets	.16[c]	.33	.14	(.05)	.07	(.22)
Portfolio Turnover Rate	38.72[b]	77.56	55.34	42.07	64.26	70.33
Net Assets, end of period ($ x 1,000)	169,344	140,591	119,470	122,670	87,243	96,422

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

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Six Months Ended June 30, 2020		Year Ended December 31,
Service Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	23.63	21.31	22.75	16.88	17.06	18.01
Investment Operations:
Investment income (loss)—net[a]	(.01)	.02	(.03)	(.06)	(.03)	(.08)
Net realized and unrealized gain (loss) on investments	4.45	5.23	(.09)	6.95	.72	1.08
Total from Investment Operations	4.44	5.25	(.12)	6.89	.69	1.00
Distributions:
Dividends from investment income—net	(.02)	-	-	-	-	-
Dividends from net realized gain on investments	(3.15)	(2.93)	(1.32)	(1.02)	(.87)	(1.95)
Total Distributions	(3.17)	(2.93)	(1.32)	(1.02)	(.87)	(1.95)
Net asset value, end of period	24.90	23.63	21.31	22.75	16.88	17.06
Total Return (%)	24.37[b]	25.51	(1.27)	42.36	4.38	5.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[c]	1.04	1.04	1.07	1.08	1.08
Ratio of net investment income (loss) to average net assets	(.09)[c]	.08	(.11)	(.30)	(.18)	(.47)
Portfolio Turnover Rate	38.72[b]	77.56	55.34	42.07	64.26	70.33
Net Assets, end of period ($ x 1,000)	572,564	475,148	388,151	365,231	225,801	217,006

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Technology Growth Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

16

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

18

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:†
Equity Securities - Common Stocks	724,334,903	-	-	724,334,903
Investment Companies	35,920,611	-	-	35,920,611

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statements of Operations. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the fund’s Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2020, The Bank of New York Mellon earned $216,526 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the

20

fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2019 was as follows: long-term capital gains $68,551,489. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds,

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2020 was approximately $29,121 with a related weighted average annualized interest rate of 2.36%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2020, Service shares were charged $602,259 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

22

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2020, the fund was charged $478 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2020, the fund was charged $5,926 pursuant to the custody agreement.

During the period ended June 30, 2020, the fund was charged $8,595 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $441,705, Distribution Plan fees of $113,890, custodian fees of $4,400, Chief Compliance Officer fees of $4,695 and transfer agency fees of $208.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2020, amounted to $241,263,166 and $273,202,549, respectively.

At June 30, 2020, accumulated net unrealized appreciation on investments was $278,231,104, consisting of $281,335,219 gross unrealized appreciation and $3,104,115 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

24

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

25

For More Information

BNY Mellon Investment Portfolios, Technology Growth Portfolio

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0175SA0620

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Portfolios

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      August 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      August 7, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      August 6, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)